Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2018 CNY (¥)	Oct. 31, 2017 USD ($) shares	Jul. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) item	Jun. 30, 2015 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jan. 31, 2017	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	May 31, 2013 CNY (¥)
Investments in equity investees
Impairment of equity investees							¥ 30,000
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Capital contribution in cash		$ 9,056		$ 15,473				¥ 59,668			¥ 100,285		¥ 50,000
Equity interest in equity investments without readily determinable fair values (as a percent)		1.00%						1.00%					1.00%
Shares subscribed for consideration of equity investments without readily determinable fair values (in shares) | shares		12,000,000		30,000,000
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Capital contribution in cash						¥ 100,000				¥ 100,000
Cash received from disposal of equity investments	¥ 697,850
Recognized gain on disposal of equity investee	¥ 548,620
Equity interest in equity investments without readily determinable fair values (as a percent)						20.00%				20.00%
Number of top express delivery companies in agreement | item						3
Number of board seat allocated for equity investments without readily determinable fair values | item						1
Number of board seat available in equity investments without readily determinable fair values | item						5
Equity interest in equity method investment (as a percent)									10.40%
Shenzhen Feng Chao Technology Ltd. ("Feng Chao") | Share Holding Platform | All investors
Investments in equity investees
Equity interest agreed to be transferred (as a percent)			5.00%
Equity interests agreed to be sold (as a percent)			1.00%
Equity interests agreed to be sold, consideration amount			¥ 2,500
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Capital contribution in cash					$ 12,000							¥ 77,668
Equity interest in equity investments without readily determinable fair values (as a percent)					7.45%							7.45%
Number of cities where comprehensive campus service provided | item					100
Impairment of equity investees							¥ 30,000